Financial assets, liabilities and financial results (telecom activities) - Net financial debt - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	€ 39,396	€ 40,196	€ 38,848
Redemption of bonds	1,488
Bonds maturing March 1, 2023
Disclosure of detailed information about financial instruments [line items]
Initial nominal value	500
Redemption of bonds	500
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	36,238	37,024	35,633
Unrealized gains	237	497	210
Operating segments [member] | Telecom activities, operating segment [member] | Purchase options granted
Disclosure of detailed information about financial instruments [line items]
Non-controlling interest in acquiree recognised at acquisition date	279
Operating segments [member] | Telecom activities, operating segment [member] | Subordinated Notes Reclassified as Current Financial Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	198
Operating segments [member] | Telecom activities, operating segment [member] | Currency swap contracts
Disclosure of detailed information about financial instruments [line items]
Foreign exchange effect	635	694	657
Unrealized gains	€ 218	€ 457	€ 220